Property, equipment and software, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Property, equipment and software, net
Total	¥ 958,030	¥ 641,028
Less: Accumulated depreciation	(248,253)	(124,446)
Net book value	709,777	516,582		$ 103,233
Depreciation expenses	151,574	50,891	¥ 29,292
Equipment
Property, equipment and software, net
Total	51,904	44,370
Leasehold improvements
Property, equipment and software, net
Total	30,701	28,299
Servers
Property, equipment and software, net
Total	36,151	36,896
Office furniture, vehicles and logistics equipment
Property, equipment and software, net
Total	20,125	20,999
Portable Power Banks And Charging Boxes [Member]
Property, equipment and software, net
Total	691,596	383,031
Software
Property, equipment and software, net
Total	8,487	9,157
Building [Member]
Property, equipment and software, net
Total	¥ 119,066	¥ 118,276